Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,405,410,000.00
Total Fee Amount	332,187.13
Total Offset Amount	0.00
Net Fee	$ 332,187.13
Offering Table N/A
Offset Table N/A	N/A